Directors and key management compensation (Tables)	12 Months Ended
Mar. 31, 2020
Directors and key management compensation
Schedule of aggregate emolument of directors

	2020	2019	2018
	€m	€m	€m
Salaries and fees	4	4	4
Incentive schemes[1]	2	2	3
Other benefits[2]	1	—	1
	7	6	8

Notes:

1	Excludes gains from long-term incentive plans.
2	Includes the value of the cash allowance taken by some individuals in lieu of pension contributions.

Schedule of aggregate compensation for key management

	2020	2019	2018
	€m	€m	€m
Short-term employee benefits	27	23	27
Share-based payments	30	35	30
	57	58	57